Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Taxes Payable [Abstract]
Value-added taxes	$ 1,293,920	$ 1,271,687
Income taxes	385,180	373,341
Other	152,977	150,708
Total	$ 1,832,077	$ 1,795,736